SEGMENT INFORMATION (Tables)	3 Months Ended
Mar. 31, 2017
Segment Reporting [Abstract]
Schedule of assets by reportable segment

Assets by reportable segment follow.

	March 31, 2017	December 31, 2016
	(In thousands)
Assets:
Utica Shale	$210,940	$199,392
Ohio Gathering	702,751	707,415
Williston Basin	701,453	724,084
Piceance/DJ Basins	805,775	843,440
Barnett Shale	396,516	404,314
Marcellus Shale	222,871	224,709
Total reportable segment assets	3,040,306	3,103,354
Corporate and other	15,146	12,294
Eliminations	(379)	(469)
Total assets	$3,055,073	$3,115,179

Schedule of segment reporting information

Revenues by reportable segment follow.

	Three months ended March 31,
	2017	2016
	(In thousands)
Revenues (1):
Utica Shale	$8,796	$4,283
Williston Basin	66,885	30,008
Piceance/DJ Basins	34,808	28,993
Barnett Shale	17,742	20,402
Marcellus Shale	6,904	6,885
Total reportable segments revenue	135,135	90,571
Corporate and other	1,786	—
Eliminations	(1,116)	—
Total revenues	$135,805	$90,571

(1) Excludes revenues earned by Ohio Gathering due to equity method accounting.

Depreciation and amortization, including the amortization expense associated with our favorable and unfavorable gas gathering contracts as reported in other revenues, by reportable segment follows.

	Three months ended March 31,
	2017	2016
	(In thousands)
Depreciation and amortization (1):
Utica Shale	$1,647	$844
Williston Basin	8,381	8,357
Piceance/DJ Basins	12,211	12,273
Barnett Shale (2)	3,762	4,056
Marcellus Shale	2,263	2,219
Total reportable segment depreciation and amortization	28,264	27,749
Corporate and other	154	116
Total depreciation and amortization	$28,418	$27,865

(1) Excludes depreciation and amortization recognized by Ohio Gathering due to equity method accounting.

(2) Includes the amortization expense associated with our favorable and unfavorable gas gathering contracts as reported in other revenues.

Cash paid for capital expenditures by reportable segment follow.

	Three months ended March 31,
	2017	2016
	(In thousands)
Cash paid for capital expenditures (1):
Utica Shale	$7,862	$34,988
Williston Basin	429	18,034
Piceance/DJ Basins	5,864	5,824
Barnett Shale	(995)	563
Marcellus Shale	265	1,738
Total reportable segment capital expenditures	13,425	61,147
Corporate and other	1,003	179
Total cash paid for capital expenditures	$14,428	$61,326

(1) Excludes cash paid for capital expenditures by Ohio Gathering due to equity method accounting.

Schedule of counterparties accounting for more than 10% of total revenues

Counterparties accounting for more than 10% of total revenues were as follows:

	Three months ended March 31,
	2017	2016
Percentage of total revenues (1)(2):
Counterparty A - Williston Basin	32%	*

(1) Includes recognition of revenue that was previously deferred in connection with minimum volume commitments (see Note 8).

(2) Excludes revenues earned by Ohio Gathering due to equity method accounting.

* Less than 10%

Reconciliation of net income to adjusted EBITDA

Segment adjusted EBITDA by reportable segment follows.

	Three months ended March 31,
	2017	2016
	(In thousands)
Reportable segment adjusted EBITDA:
Utica Shale	$7,912	$3,189
Ohio Gathering	9,073	12,388
Williston Basin	17,809	19,719
Piceance/DJ Basins	28,974	24,817
Barnett Shale	12,088	14,077
Marcellus Shale	5,647	4,600
Total of reportable segments’ measures of profit or loss	$81,503	$78,790

A reconciliation of income or loss before income taxes and income or loss from equity method investees to total of reportable segments' measures of profit or loss follows.

	Three months ended March 31,
	2017	2016
	(In thousands)
Reconciliation of income or loss before income taxes and income or loss from equity method investees to total of reportable segments' measures of profit or loss:
Income (loss) before income taxes and (loss) income from equity method investees	$525	$(6,602)
Add:
Corporate and other	10,093	8,781
Interest expense	16,716	15,882
Early extinguishment of debt	22,020	—
Deferred Purchase Price Obligation expense	20,883	7,463
Depreciation and amortization	28,418	27,865
Proportional adjusted EBITDA for equity method investees	9,073	12,388
Adjustments related to MVC shortfall payments	(28,640)	11,142
Unit-based and noncash compensation	2,128	1,956
Loss (gain) on asset sales, net	3	(63)
Long-lived asset impairment	284	—
Less:
Interest income	—	22
Total of reportable segments' measures of profit or loss	$81,503	$78,790

Schedule of Adjustments Related to Minimum Volume Commitments Shortfall Payments

Adjustments related to MVC shortfall payments by reportable segment follow.

	Three months ended March 31, 2017
	Williston Basin	Piceance/DJ Basins	Barnett Shale	Total

	(In thousands)
Adjustments related to MVC shortfall payments:
Net change in deferred revenue for MVC shortfall payments	$(37,693)	$(792)	$—	$(38,485)
Expected MVC shortfall payments	1,982	6,545	1,318	9,845
Total adjustments related to MVC shortfall payments	$(35,711)	$5,753	$1,318	$(28,640)

	Three months ended March 31, 2016
	Williston Basin	Piceance/DJ Basins	Barnett Shale	Total

	(In thousands)
Adjustments related to MVC shortfall payments:
Net change in deferred revenue for MVC shortfall payments	$235	$1,238	$—	$1,473
Expected MVC shortfall payments	3,301	6,279	89	9,669
Total adjustments related to MVC shortfall payments	$3,536	$7,517	$89	$11,142